Cover	Oct. 27, 2026
Cover [Abstract]
Entity Registrant Name	MONOLITHIC POWER SYSTEMS, INC.
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	000-51026
Entity Tax Identification Number	77-0466789
Entity Address, Address Line One	1555 Palm Beach Lakes Blvd.
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	839-3999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MPWR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001280452
Amendment Flag	false